CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 16, 2020
Current assets:
Cash and cash equivalents	$ 140,205		$ 715,580	$ 0
Prepaid expenses	1,374,792		1,884,598
Total current assets	1,514,997		2,600,178
Cash, cash equivalents and Investments held in Trust Account	345,047,393		345,010,316
Total Assets	346,562,390		347,610,494
Current liabilities:
Accounts payable	239,726		375,291
Accrued expenses	5,436,273		588,317
Due to related party	1,815,013
Franchise tax payable	120,967		21,788
Total current liabilities	7,611,979		985,396
Derivative warrant liabilities	51,444,000		42,283,500
Deferred underwriting commissions	12,075,000		12,075,000
Total liabilities	71,130,979		55,343,896
Commitments and Contingencies
Class A common stock, $0.0001 par value; 27,043,141 and 28,726,659 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	270,431,410		287,266,590
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	39,664,893		22,829,882
Accumulated deficit	(34,666,501)		(17,831,314)
Total stockholders' equity	5,000,001	$ 5,000,007	5,000,008
Total Liabilities and Stockholders' Equity	346,562,390		347,610,494
Class A common stock
Stockholders' Equity:
Common stock value	746		577
Total stockholders' equity			577	0
Class B common stock
Stockholders' Equity:
Common stock value	$ 863		863
Total stockholders' equity			$ 863	$ 0